UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Europe Equity Fund

	Shares	Value ($)

Common Stocks 98.1%
Austria 1.8%
Andritz AG	35,171	2,099,495
Erste Bank der oesterreichischen Sparkassen AG (a)	79,577	5,106,716

(Cost $7,069,288)		7,206,211
Denmark 0.6%
A P Moller-Maersk AS "B" (Cost $1,840,253)	219	2,544,192
Finland 2.3%
Nokia Oyj (Cost $8,953,799)	335,600	9,173,167

France 7.8%
Axa	204,007	6,025,569
BNP Paribas	68,826	6,833,896
France Telecom SA	128,069	4,066,346
Lagardere SCA	35,574	1,948,185
PPR	60,101	6,510,266
Sperian Protection	25,053	2,880,951
Total SA	42,229	3,237,669

(Cost $34,159,894)		31,502,882
Germany 15.2%
Adidas AG	33,500	2,057,195
Allianz SE (Registered)	47,200	8,004,895
Bayer AG	70,200	6,067,324
Bayerische Motoren Werke (BMW) AG	133,141	5,976,923
Deutsche Boerse AG	45,600	5,199,410
E.ON AG	38,000	7,250,781
Fresenius Medical Care AG & Co. KGaA (a)	110,300	6,097,998
SAP AG	109,197	6,320,437
SGL Carbon AG*	50,100	3,353,426
Software AG	44,426	3,390,949
Stada Arzneimittel AG (a)	70,700	3,652,835
Tognum AG	164,959	3,624,747

(Cost $66,136,460)		60,996,920
Greece 1.8%
Piraeus Bank SA (Cost $9,050,948)	238,700	7,140,391
Ireland 1.8%
Anglo Irish Bank Corp. PLC (a)	623,482	4,905,967
Kingspan Group PLC (a) (b)	203,703	1,971,644
Kingspan Group PLC (a) (b)	43,072	421,795

(Cost $16,068,090)		7,299,406
Italy 4.2%
Assicurazioni Generali SpA	115,490	4,010,425
Prysmian SpA	137,497	3,403,591
UniCredit SpA	1,583,500	9,436,164

(Cost $21,637,351)		16,850,180
Netherlands 7.6%
ING Groep NV (CVA) (a)	129,700	4,239,913
Koninklijke (Royal) KPN NV	549,800	9,578,873
Koninklijke (Royal) Philips Electronics NV	61,600	2,044,151
QIAGEN NV* (a)	458,555	8,754,980
SBM Offshore NV	254,587	5,691,745

(Cost $32,700,755)		30,309,662
Norway 2.4%
Aker Solutions ASA	103,050	2,433,851
StatoilHydro ASA	219,700	7,137,882

(Cost $10,221,806)		9,571,733
Russia 0.9%
Gazprom (ADR) (REG S) (Cost $4,504,381)	76,400	3,660,437
Spain 3.6%
Iberdrola Renovables*	551,800	3,655,328
Iberdrola SA	464,917	6,313,095

Tecnicas Reunidas SA	61,381	4,614,907

(Cost $16,421,695)		14,583,330
Sweden 5.8%
Concordia Maritime AB "B" (a)	1,826,900	6,307,493
Eniro AB (a)	456,131	1,821,142
Svenska Handelsbanken AB "A"	180,100	4,587,047
Swedish Match AB	535,500	10,610,601

(Cost $28,381,656)		23,326,283
Switzerland 8.5%
Nestle SA (Registered)	424,410	18,600,034
Roche Holding AG (Genusschein)	51,438	9,498,977
UBS AG (Registered)*	163,006	3,119,186
Xstrata PLC	40,533	2,905,675

(Cost $37,019,797)		34,123,872
United Arab Emirates 1.2%
Lamprell PLC (Cost $3,830,694)	479,046	4,730,620
United Kingdom 32.6%
Anglo American PLC	125,865	7,215,666
ARM Holdings PLC	2,318,997	4,371,892
Babcock International Group PLC	187,806	2,239,771
BAE Systems PLC	520,961	4,633,008
BP PLC	1,105,768	11,357,294
Carphone Warehouse Group PLC (a)	559,153	2,078,135
Diageo PLC	660,267	11,484,318
GlaxoSmithKline PLC	439,724	10,237,153
HBOS PLC	493,425	2,832,065
HSBC Holdings PLC (Registered)	954,972	15,800,169
Imperial Tobacco Group PLC	100,670	3,762,612
John Wood Group PLC	592,060	4,959,404
Kofax PLC	2,757,029	10,007,262
Old Mutual PLC	1,992,210	3,799,637
Reed Elsevier PLC	434,555	4,939,225
Robert Wiseman Dairies PLC	571,718	3,855,507
Serco Group PLC	801,322	6,499,971
Tesco PLC	1,281,044	9,102,130
Vodafone Group PLC	3,274,712	8,792,533
WPP Group PLC	337,247	3,209,954

(Cost $151,093,983)		131,177,706

Total Common Stocks (Cost $449,090,850)		394,196,992
Participatory Note 0.5%
Russia
Sberbank (issuer Merril Lynch International & Co.), Expiration Date 2/23/2010* (Cost $2,360,211)	700	2,081,828
Securities Lending Collateral 9.3%
Daily Assets Fund Institutional, 2.69% (c) (d) (Cost $37,283,932)	37,283,932	37,283,932
Cash Equivalents 1.0%
Cash Management QP Trust, 2.42% (c) (Cost $3,954,347)	3,954,347	3,954,347

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $492,689,340) †	108.9	437,517,099
Other Assets and Liabilities, Net	(8.9)	(35,606,187)

Net Assets	100.0	401,910,912

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $492,697,204. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $55,180,105. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,395,136 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $70,575,241.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $34,680,567 which is 8.6% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen

At July 31, 2008, the DWS Europe Equity Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks and Participatory Note
Financials	93,123,278	23.5%
Consumer Staples	57,415,202	14.5%
Industrials	52,812,128	13.3%
Energy	40,775,051	10.3%
Health Care	38,241,943	9.7%
Telecommunication Services	35,848,605	9.0%
Information Technology	23,256,445	5.9%
Consumer Discretionary	21,398,299	5.4%
Utilities	17,219,204	4.3%
Materials	16,188,665	4.1%
Total Common Stocks and Participatory Note	396,278,820	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008